8. Project Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Project assets	$ 70,259	$ 57,729
Project impairment loss	3,354	8,706	$ 10,853
Revenue from the sale of project assets	6,042	14,428
Costs from the sale of project assets	5,801	13,583
Certain project assets [Member]
Project impairment loss	1,687	5,138	$ 5,932
UNITED STATES
Project assets	42,990	41,300
UNITED KINGDOM
Project assets	0	1,054
JAPAN
Project assets	15,589	5,496
CHINA
Project assets	$ 11,680	$ 9,879